Leases - Schedule of Lease obligation adoption (Detail)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Beginning Balance	$ 3,222,380
Interest on lease liabilities	206,986
Lease payments	784,399
Ending Balance	2,644,967
Less Current portion	(558,960)
Long-term lease liability	$ 2,086,007